Basic and diluted loss per share - Summary of Earnings Per Share (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [line items]
Net Loss	€ (21,897,873)	€ (12,710,159)	€ (44,528,822)	€ (28,728,509)
Weighted average number of ordinary shares outstanding	34,556,017	33,582,171	34,191,993	33,368,220
Basic earnings loss per share	€ (0.63)	€ (0.38)	€ (1.30)	€ (0.86)
Diluted earnings loss per share	€ (0.63)	€ (0.38)	€ (1.30)	€ (0.86)